Debt - Additional Information (Detail)	1 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2017 USD ($)	Aug. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2017	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Early Repayment of Subordinated Debt				$ 635,600,000		$ 18,200,000	$ 19,300,000
Gain (Loss) on Derivative Instruments, Net, Pretax				0		(20,000,000)	(20,700,000)
Debt Instrument, Periodic Payment, Principal in Next Twelve Months			$ 25,000,000	$ 25,000,000
Debt Instrument, Number of Subsidiaries, one hundred percent of common stock as collateral			3	3
Discretionary Line of Credit
Debt Instrument [Line Items]
Debt Instrument, Term				30 days
Line of Credit Facility, Maximum Borrowing Capacity			$ 250,000,000	$ 250,000,000
Proceeds from Lines of Credit				0		0
Discretionary Line of Credit | Federal Funds Rate
Debt Instrument [Line Items]
Basis points			0.50%		0.50%
Terminated Discretionary Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 100,000,000
4.125% Senior Notes due 2047
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 850,000,000		$ 850,000,000	$ 850,000,000		0
Debt Instrument, Interest Rate, Stated Percentage	4.125%		4.125%	4.125%
Proceeds from Debt, Net of Issuance Costs	$ 841,100,000
Debt Related Commitment Fees and Debt Issuance Costs	$ 1,500,000
2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 500,000,000	$ 500,000,000	$ 500,000,000		500,000,000
Debt Instrument, Interest Rate, Stated Percentage		2.45%	2.45%	2.45%
Proceeds from Debt, Net of Issuance Costs		$ 495,600,000
Debt Related Commitment Fees and Debt Issuance Costs		900,000
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 0	$ 0		1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage			6.70%	6.70%
Early Repayment of Subordinated Debt				$ 30,900,000		19,800,000
Gains (losses) on extinguishment of debt				200,000		1,600,000
Trust Preferred Debt Securities and Senior Notes [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Repayments of Debt				$ 65,200,000
Loans Payable [Member] | Fixed Rate, Five Year Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Term				5 years
London Interbank Offered Rate (LIBOR) [Member] | Notes Payable, Other Payables [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Basis points				2.25%
Designated as Hedging Instrument [Member] | Ineffective Cash Flow Hedge [Member]
Debt Instrument [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax				$ 0		$ (1,300,000)	$ 200,000
Designated as Hedging Instrument [Member] | Ineffective Cash Flow Hedge [Member] | 2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax		$ (1,400,000)		(1,400,000)
debt extinguishment [Member] | 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Early Repayment of Subordinated Debt				$ 563,700,000